Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Operating lease expense

The components of operating lease expense were as follows (in thousands):

December 31,
2022
Lease cost:
Operating lease cost	$754
Variable lease cost	31
Total lease cost	$785

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$837

Schedule of Future Minimum Payments Under Non-cancellable Purchase Obligations

Future minimum lease payments under the noncancelable leases as of December 31, 2022 was as follows (in thousands):

Year Ending December 31,	Operating Lease
2023	$1,731
2024	1,521
2025	430
2026	328
Total lease payments	4,010
Present value adjustment	(286)
Present value of operating lease liability	$3,724